Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Expense [Line Items]
Income tax rate	20.00%	20.00%
Unrecognized provisions (in Dollars)		$ 714,079
Domestic Income Tax [Member]
Income Tax Expense [Line Items]
Income tax rate	20.00%	20.00%